OPERATING LEASE - Supplemental cash flow and balance sheet information related to leases were (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)
Supplemental consolidated balance sheet information related to leases
Right-of-use assets	¥ 29,584	¥ 46,829			$ 4,667
Operating lease liabilities, current	¥ 10,994	¥ 11,657
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Due to Related Parties, Current	Due to Related Parties, Current			Due to Related Parties, Current
Operating lease liabilities	¥ 10,866	¥ 34,365			$ 1,714
Total operating lease liabilities	¥ 21,860	¥ 46,022
Weighted average remaining lease term	2 years 3 months	4 years 3 months 29 days			2 years 3 months
Weighted average discount rate	5.19%	5.40%			5.19%
Supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities	¥ 23,547	¥ 13,599	¥ 8,503	¥ 134,071
Right-of-use assets obtained in exchange for operating lease liabilities	23,628	46,829	311	87,350
Leases lease cost
Lease cost	19,800	36,300	18,800	161,300
Short-term lease cost	¥ 3,300	11,700	5,400	75,300
Continuing business
Leases lease cost
Lease cost		33,000	11,700	58,700
Short-term lease cost		8,400	2,600	10,600
Discontinued business
Leases lease cost
Lease cost		3,300	7,100	102,600
Short-term lease cost		¥ 3,300	¥ 2,800	¥ 64,700